Other Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Other Liabilities Noncurrent [Line Items]
Deferred tax liabilities (Note 25)	$ 1,928
Other	10	11
Other (Notes 20 and 25)	$ 1,938	$ 11